other comprehensive income	12 Months Ended
Dec. 31, 2021
other comprehensive income
other comprehensive income

11other comprehensive income

									Item never		Item never
									reclassified to		reclassified to
	Items that may subsequently be reclassified to income								income		income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(i))
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in
		Prior period			Prior period			foreign	measurement		Employee
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	Accumulated	defined benefit
	(losses)	transferred to		(losses)	transferred to			translation	financial	other	plan	Other
Years ended December 31 (millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	comp. income	re-measure-ments	comp. income
Accumulated balance as at January 1, 2020			$66			$(1)	$65	$42	$12	$119
Other comprehensive income (loss)
Amount arising	$(117)	$(3)	(120)	$(6)	$(1)	(7)	(127)	113	17	3	$(421)	$(418)
Income taxes	$(5)	$(9)	(14)	$(2)	$—	(2)	(16)	—	3	(13)	(109)	(122)
Net			(106)			(5)	(111)	113	14	16	$(312)	$(296)
Accumulated balance as at December 31, 2020			(40)			(6)	(46)	155	26	135
Other comprehensive income (loss)
Amount arising	$73	$75	148	$—	$4	4	152	(130)	66	88	$809	$897
Income taxes	$9	$18	27	$—	$1	1	28	—	9	37	209	246
Net			121			3	124	(130)	57	51	$600	$651
Accumulated balance as at December 31, 2021			$81			$(3)	$78	$25	$83	$186
Attributable to:
Common Shares										$203
Non-controlling interests										(17)
										$186